    As filed with the Securities and Exchange Commission on December 14, 2004
                                                            File No. 333-109529
                                                                     811-3072-03

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

         Pre-Effective Amendment No.                                         [ ]
                                     -------
         Post-Effective Amendment No.   5                                    [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

         Amendment No.   47                                                  [X]
                       ------

                          HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VL I
                           (Exact Name of Registrant)

                         Hartford Life Insurance Company
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                        Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

The Registrant hereby agrees to amend this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The Prospectus for Series II of Stag Accumulator Variable Universal Life is incorporated in Part A of this Post-Effective Amendment No. 4, by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-109529), as filed on April 6, 2004, and declared effective on May 3, 2004.

The Statement of Additional Information of Registrant's Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-109529), as filed on October 13, 2004, are hereby incorporated by reference.

              STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE (SERIES II)
                             SEPARATE ACCOUNT VL I
                        HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-109529

     SUPPLEMENT DATED DECEMBER   , 2004 TO THE PROSPECTUS DATED MAY 3, 2004

             SUPPLEMENT DATED DECEMBER   , 2004 TO YOUR PROSPECTUS

The following changes have been made to the Registration Statement:

On page 5 of the Prospectus, a disclosure is added to the Fee Table entitled, "Charges Other Than Fund Operating Expenses." Under the "Amount Deducted" column that describes the "Mortality and Expense Risk Charge," it should now read:

                       "0.85% of Account Value per year."

Corrections are made to the table entitled "Annual Fund Operating Expenses" that begins on page 7 of the Prospectus with respect to the following five funds: AIM V.I. Mid Cap Core Equity Fund -- Series I, AIM V.I. Premier Equity Fund -- Series I, Franklin Small Cap Value Securities Fund -- Class 2, Putnam VT Capital Opportunities Fund -- Class IB, and Putnam VT Equity Income Fund -- Class IB.

That portion of the table with respect to such funds is corrected to read as set forth below. The remainder of such table shall remain unchanged.

                                                                                       TOTAL ANNUAL
                                                                                      FUND OPERATING
                                                                                         EXPENSES
                                                                                         (BEFORE
                                                               12B-1                   CONTRACTUAL      CONTRACTUAL     TOTAL
                                                           DISTRIBUTION                    FEE              FEE         ANNUAL
                                                              AND/OR                    WAIVERS OR      WAIVERS OR       FUND
                                              MANAGEMENT     SERVICING      OTHER        EXPENSE          EXPENSE      OPERATING
                                                 FEES          FEES        EXPENSES   REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund --
  Series I                                      0.73%           N/A         0.34%         1.07%             N/A         1.07%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series I        0.61%           N/A         0.24%         0.85%             N/A         0.85%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund --
  Class 2 (4)                                   0.57%          0.25%        0.19%         1.01%            0.02%        0.99%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund --
  Class IB -- (5)(6)                            0.65%          0.25%        1.31%         2.21%            0.91%        1.30%
-------------------------------------------------------------------------------------------------------------------------------
PutnamVTEquity Income Fund -- Class IB
  (5)(6)                                        0.65%          0.25%        0.67%         1.57%            0.27%        1.30%
-------------------------------------------------------------------------------------------------------------------------------

The current footnote number 4 is deleted and replaced with the following:
(4) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board of Trustees and an order of the Securities and Exchange Commission.

(5) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2004.

(6) In order to limit the expenses of Putnam VT Capital Opportunities Fund and Putnam VT Equity Income Fund, Putnam Management has agreed to limit each fund's compensation (and, to the extent necessary, bear other expenses of each fund) through December 31, 2004.

On page 13 of the Prospectus, the following sentence is added at the end of the section entitled, "Surrender Charge:"

    Surrender Charges are not deducted during the first three policy years if you add the Modification of Cash Surrender Value Endorsement at the time of Purchase.

The following section is added after the section entitled, "Policy Continuation Rider" which begins on page 16:

    MODIFICATION OF CASH SURRENDER VALUE ENDORSEMENT -- Subject to underwriting approval, you may add an endorsement to your policy at the time of purchase that provides for a waiver of surrender charges for a limited time. If you add the endorsement and you fully surrender your policy within three
    (3) years after purchase, we will not deduct a surrender charge from your Cash Surrender Value. There is no additional charge for the endorsement. However, if you choose to add this endorsement, the No-Lapse Guarantee of the policy is not offered and is removed from your policy. The No-Lapse Guarantee is a feature that helps prevent your policy from lapsing if you fall behind on your premium payments.

The following disclosure is added on page 22 after the section entitled, "No Lapse Guarantee:"

    The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

The following disclosure is added on page 22 at the end of the section entitled, "Enhanced No Lapse Guarantee Rider:"

    The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

The following disclosure is added on page 22 at the end of the section entitled, "Lifetime No Lapse Guarantee Rider:"

    The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

The following disclosure is added at the end of the section entitled, "Accumulation Unit Values" that begins on page 18:

    Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

    THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4963

                                     PART C

                                OTHER INFORMATION

Item 27.      Exhibits

     (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(2)

     (d)  Form of Flexible Premium Variable Life Insurance Policy.(3)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(3)

     (f)  Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(4)

     (g)  Contracts of Reinsurance.(5)

     (h)  Form of Participation Agreement.(5)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

     (l)  Not Applicable.

     (m)  Not Applicable.

----------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(3) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(5) Incorporated by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-07465, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on April 12, 1999.

     (n)    To be filed by Amendment.

     (o)    Financial Statements to be filed by Amendment.

     (p)    Not Applicable.

     (q)    Memorandum describing transfer and redemption procedures.(1)

     (r)    Copy of Power of Attorney.

     (s)    Organizational Chart.(6)

----------

(6) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-101923, filed on April 5, 2004.


Item 28.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo Jr.                    Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalek                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

----------
*    Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See  Item 27(s).

Item 30:  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (a)  involved a knowing and culpable violation of law by the director;

          (b) enabled the director or an associate to receive an improper personal gain;

          (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (e) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

          (a) HESCO acts as principal underwriter for the following investment companies:

                Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II

                Hartford Life Insurance Company - ICMG Secular Trust Separate Account
                Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
                Hartford Life and Annuity Insurance Company - Separate Account VL I
                Hartford Life and Annuity Insurance Company - Separate Account VL II
                Hartford Life and Annuity Insurance Company - ICMG
                Registered Variable Life Separate Account One

          (b)  Directors and Officers of HESCO


                                                Positions and Offices
                  Name                             With Underwriter
                  ----                             ----------------

              David A. Carlson                 Senior Vice President & Deputy Chief
                                               Financial Officer

              Timothy M. Fitch                 Senior Vice President

              George R. Jay                    Controller

              Michael L. Kalen                 Senior Vice President, Director

              Joseph F. Mahoney                Vice President

              Thomas M. Marra                  President and Chief Executive Officer,
                                               Director

              Christine Hayer Repasy           Senior Vice President, General Counsel and
                                               Corporate Secretary, Director

              John C. Walters                  Executive Vice President

              Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 14th day of December, 2004.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By: Thomas M. Marra*                               *By:  /s/ Marianne O'Doherty
    ---------------------------------------------   ---------------------------
    Thomas M. Marra, President, Chief Executive     Marianne O'Doherty
    Officer and Chairman of the Board*              Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra*
    ----------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Senior Vice President & Deputy
     Chief Financial Officer, Director*
Michael L. Kalen, Senior Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Vice President &
     Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
         General Counsel & Corporate Secretary,    *By: /s/ Marianne O'Doherty
         Director*                                      ----------------------
John C. Walters, Executive Vice President,              Marianne O'Doherty
     Director*                                          Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President and
     Chief Financial Officer, Director*                  Date: December 14, 2004
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-109529

                                  Exhibit Index

1.1 Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

1.3  Copy of Power of Attorney.